Common Stock and Stock Plans	12 Months Ended
Dec. 31, 2012
Common Stock and Stock Plans [Abstract]
Common Stock And Stock Plans

Common Stock

The following table presents our reserved, issued and authorized shares of common stock at December 31, 2012.

Number of shares
Dividend reinvestment and
common stock purchase plans	4,818,377
Director plans	1,215,481
Stock plans (1)	652,061,838
Convertible securities and warrants	104,944,767
Total shares reserved	763,040,463
Shares issued	5,481,811,474
Shares not reserved	2,755,148,063
Total shares authorized	9,000,000,000

  Includes employee options, restricted shares and restricted share rights, 401(k), profit sharing and compensation deferral plans.

       At December 31, 2012, we have warrants outstanding and exercisable to purchase 39,109,299 shares of our common stock with an exercise price of $34.01 per share, expiring on October 28, 2018. We purchased 70,210 and 264,972 of these warrants in 2012 and 2011, respectively. These warrants were issued in connection with our participation in the TARP CPP.

Dividend Reinvestment and Common Stock Purchase Plans

Participants in our dividend reinvestment and common stock direct purchase plans may purchase shares of our common stock at fair market value by reinvesting dividends and/or making optional cash payments, under the plan's terms.

Employee Stock Plans

We offer stock-based employee compensation plans as described below. For information on our accounting for stock-based compensation plans, see Note 1.

Long-Term Incentive Compensation PlansOur Long- Term Incentive Compensation Plan (LTICP) provides for awards of incentive and nonqualified stock options, stock appreciation rights, restricted shares, RSRs, performance share awards and stock awards without restrictions.

       During 2012, 2011 and 2010 we granted RSRs and performance shares as our primary long-term incentive awards instead of stock options. Holders of RSRs are entitled to the related shares of common stock at no cost generally over three to five years after the RSRs were granted. Holders of RSRs may be entitled to receive additional RSRs (dividend equivalents) or cash payments equal to the cash dividends that would have been paid had the RSRs been issued and outstanding shares of common stock. RSRs granted as dividend equivalents are subject to the same vesting schedule and conditions as the underlying RSRs. RSRs generally continue to vest after retirement according to the original vesting schedule. Except in limited circumstances, RSRs are cancelled when employment ends.

       Holders of each vested performance share are entitled to the related shares of common stock at no cost. Performance shares continue to vest after retirement according to the original vesting schedule subject to satisfying the performance criteria and other vesting conditions.

       Stock options must have an exercise price at or above fair market value (as defined in the plan) of the stock at the date of grant (except for substitute or replacement options granted in connection with mergers or other acquisitions) and a term of no more than 10 years. Except for options granted in 2004 and 2005, which generally vested in full upon grant, options generally become exercisable over three years beginning on the first anniversary of the date of grant. Except as otherwise permitted under the plan, if employment is ended for reasons other than retirement, permanent disability or death, the option exercise period is reduced or the options are cancelled.

       Options granted prior to 2004 may include the right to acquire a “reload” stock option. If an option contains the reload feature and if a participant pays all or part of the exercise price of the option with shares of stock purchased in the market or held by the participant for at least six months and, in either case, not used in a similar transaction in the last six months, upon exercise of the option, the participant is granted a new option to purchase at the fair market value of the stock as of the date of the reload, the number of shares of stock equal to the sum of the number of shares used in payment of the exercise price and a number of shares with respect to related statutory minimum withholding taxes. Reload grants are fully vested upon grant and are expensed immediately.

       Compensation expense for RSRs and performance shares is based on the quoted market price of the related stock at the grant date. Stock option expense is based on the fair value of the awards at the date of grant. The following table summarizes the major components of stock incentive compensation expense and the related recognized tax benefit.

	Year ended December 31,
(in millions)	2012	2011	2010
RSRs	$435	338	252
Performance shares	112	128	66
Stock options	13	63	118
Total stock incentive compensation
expense	$560	529	436
Related recognized tax benefit	$211	200	165

       For various acquisitions and mergers, we converted employee and director stock options of acquired or merged companies into stock options to purchase our common stock based on the terms of the original stock option plan and the agreed-upon exchange ratio. In addition, we converted restricted stock awards into awards that entitle holders to our stock after the vesting conditions are met. Holders receive cash dividends on outstanding awards if provided in the original award.

       The total number of shares of common stock available for grant under the plans at December 31, 2012, was 173 million.

PartnerShares Plan In 1996, we adopted the PartnerShares® Stock Option Plan, a broad-based employee stock option plan. It covered full- and part-time employees who generally were not included in the LTICP described above. No options have been granted under the plan since 2002, and as a result of action taken by the Board of Directors on January 22, 2008, no future awards will be granted under the plan. All of our PartnerShares Plan grants were fully vested as of December 31, 2007, and no options were outstanding as of December 31, 2012.

Director Awards

Under the LTICP, we grant common stock and options to purchase common stock to non-employee directors elected or re-elected at the annual meeting of stockholders and prorated awards to directors who join the Board at any other time. The stock award vests immediately. Options granted to directors can be exercised after twelve months through the tenth anniversary of the grant date. Options granted prior to 2005 may include the right to acquire a “reload” stock option.

Restricted Share Rights

A summary of the status of our RSRs and restricted share awards at December 31, 2012, and changes during 2012 is in the following table:

		Weighted-
		average
		grant-date
	Number	fair value
Nonvested at January 1, 2012	39,280,129	$28.81
Granted	19,766,280	31.49
Vested	(2,620,424)	28.53
Canceled or forfeited	(1,138,648)	29.10
Nonvested at December 31, 2012	55,287,337	29.78

       The weighted-average grant date fair value of RSRs granted during 2011 and 2010 was $31.02 and $27.29, respectively.

       At December 31, 2012, there was $671 million of total unrecognized compensation cost related to nonvested RSRs. The cost is expected to be recognized over a weighted-average period of 2.9 years. The total fair value of RSRs that vested during 2012, 2011 and 2010 was $89 million, $41 million and $15 million, respectively.

Performance Share Awards

Holders of performance share awards are entitled to the related shares of common stock at no cost subject to the Company's achievement of specified performance criteria over a three-year period ending December 31, 2013, June 30, 2013, and December 31, 2012. Performance share awards are granted at a target number; based on the Company's performance, the number of awards that vest can be adjusted downward to zero and upward to a maximum of either 125% or 150% of target. The awards vest in the quarter after the end of the performance period. For performance share awards whose performance period ended December 31, 2012, the determination of the awards that will vest will occur in the first quarter of 2013, after review of the Company's performance by the Human Resources Committee of the Board of Directors.

       A summary of the status of our performance awards at December 31, 2012, and changes during 2012 is in the following table, based on the target amount of awards:

		Weighted-
		average
		grant date
	Number	fair value
Nonvested at January 1, 2012	6,404,965	$29.68
Granted	3,889,916	31.44
Nonvested at December 31, 2012	10,294,881	30.35

       The weighted-average grant date fair value of performance awards granted during 2011 and 2010 was $31.26 and $27.46, respectively.

       At December 31, 2012, there was $89 million of total unrecognized compensation cost related to nonvested performance awards. The cost is expected to be recognized over a weighted-average period of 1.8 years. As of December 31, 2012, no performance shares were vested.

Stock Options

The table below summarizes stock option activity and related information for the stock plans. Options assumed in mergers are included in the activity and related information for Incentive Compensation Plans if originally issued under an employee plan, and in the activity and related information for Director Awards if originally issued under a director plan.

			Weighted-
		Weighted-	average	Aggregate
		average	remaining	intrinsic
		exercise	contractual	value
	Number	price	term (in yrs.)	(in millions)
Incentive compensation plans
Options outstanding as of December 31, 2011	271,298,603	$38.14
Granted	1,828,758	31.82
Canceled or forfeited	(11,376,806)	73.59
Exercised	(58,824,163)	21.78
Options exercisable and outstanding as of December 31, 2012	202,926,392	40.84	3.7	$1,119

PartnerShares Plan
Options outstanding as of December 31, 2011	7,477,472	25.25
Canceled or forfeited	(606,614)	25.25
Exercised	(6,870,858)	25.25
Options outstanding as of December 31, 2012	-	-	-	-

Director awards
Options outstanding as of December 31, 2011	721,432	29.56
Granted	82,893	33.82
Canceled or forfeited	(19,232)	33.41
Exercised	(197,071)	25.45
Options exercisable and outstanding as of December 31, 2012	588,022	31.42	3.2	2

       As of December 31, 2012, there was no unrecognized compensation cost related to stock options. The total intrinsic value of options exercised during 2012, 2011 and 2010 was $694 million, $246 million and $298 million, respectively.

       Cash received from the exercise of stock options for 2012, 2011 and 2010 was $1.5 billion, $554 million and $687 million, respectively.

       We do not have a specific policy on repurchasing shares to satisfy share option exercises. Rather, we have a general policy on repurchasing shares to meet common stock issuance requirements for our benefit plans (including share option exercises), conversion of our convertible securities, acquisitions and other corporate purposes. Various factors determine the amount and timing of our share repurchases, including our capital requirements, the number of shares we expect to issue for acquisitions and employee benefit plans, market conditions (including the trading price of our stock), and regulatory and legal considerations. These factors can change at any time, and there can be no assurance as to the number of shares we will repurchase or when we will repurchase them.

       The fair value of each option award granted on or after January 1, 2006, is estimated using a Black-Scholes valuation model. The expected term of reload options granted is generally based on the midpoint between the valuation date and the contractual termination date of the original option. Our expected volatilities are based on a combination of the historical volatility of our common stock and implied volatilities for traded options on our common stock. The risk-free rate is based on the U.S. Treasury zero-coupon yield curve in effect at the time of grant. Both expected volatility and the risk-free rates are based on a period commensurate with our expected term. The expected dividend is based on a fixed dividend amount.

The following table presents the weighted-average per share fair value of options granted and the assumptions used, based on a Black-Scholes option valuation model. Substantially all of the options granted in the years shown resulted from the reload feature.

	Year ended December 31,
	2012	2011	2010
Per share fair value of options granted	$2.79	3.78	6.11
Expected volatility	29.2%	32.7	44.3
Expected dividends	$0.68	0.32	0.20
Expected term (in years)	0.7	1.0	1.3
Risk-free interest rate	0.1%	0.2	0.6

Employee Stock Ownership Plan

The Wells Fargo & Company 401(k) Plan (401(k) Plan) is a defined contribution plan with an Employee Stock Ownership Plan (ESOP) feature. The ESOP feature enables the 401(k) Plan to borrow money to purchase our preferred or common stock. From 1994 through 2012, with the exception of 2009, we loaned money to the 401(k) Plan to purchase shares of our ESOP preferred stock. As our employer contributions are made to the 401(k) Plan and are used by the 401(k) Plan to make ESOP loan payments, the ESOP preferred stock in the 401(k) Plan is released and converted into our common stock shares. Dividends on the common stock shares allocated as a result of the release and conversion of the ESOP preferred stock reduce retained earnings and the shares are considered outstanding for computing earnings per share. Dividends on the unallocated ESOP preferred stock do not reduce retained earnings, and the shares are not considered to be common stock equivalents for computing earnings per share. Loan principal and interest payments are made from our employer contributions to the 401(k) Plan, along with dividends paid on the ESOP preferred stock. With each principal and interest payment, a portion of the ESOP preferred stock is released and converted to common stock shares, which are allocated to the 401(k) Plan participants and invested in the Wells Fargo ESOP Fund within the 401(k) Plan.

The balance of common stock and unreleased preferred stock held in the Wells Fargo ESOP Fund, the fair value of unreleased ESOP preferred stock and the dividends on allocated shares of common stock and unreleased ESOP preferred stock paid to the 401(k) Plan were:

	Shares outstanding
	December 31,
(in millions, except shares)	2012	2011	2010
Allocated shares (common)	136,821,035	131,046,406	118,901,327
Unreleased shares (preferred)	910,934	858,759	618,382
Fair value of unreleased ESOP preferred shares	$911	859	618

	Dividends paid
	Year ended December 31,
	2012	2011	2010
Allocated shares (common)	$117	60	23
Unreleased shares (preferred)	115	95	76

Deferred Compensation Plan for Independent Sales Agents

WF Deferred Compensation Holdings, Inc. is a wholly-owned subsidiary of the Parent formed solely to sponsor a deferred compensation plan for independent sales agents who provide investment, financial and other qualifying services for or with respect to participating affiliates.

The Nonqualified Deferred Compensation Plan for Independent Contractors, which became effective January 1, 2002, allows participants to defer all or part of their eligible compensation payable to them by a participating affiliate. The Parent has fully and unconditionally guaranteed the deferred compensation obligations of WF Deferred Compensation Holdings, Inc. under the plan.